Investment Contracts	12 Months Ended
Dec. 31, 2017
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Investment Contracts
15	INVESTMENT CONTRACTS

	As at 31 December 2017 RMB million	As at 31 December 2016 RMB million
Investment contracts with DPF at amortised cost	57,153	53,688
Investment contracts without DPF
- At amortised cost	175,335	142,006
- At fair value through profit or loss	12	12

Total	232,500	195,706

The table below presents movements of investment contracts with DPF:

	2017 RMB million	2016 RMB million
As at 1 January	53,688	50,295
Deposits received	4,829	4,680
Deposits withdrawn, payments on death and other benefits	(2,510)	(2,357)
Policy fees deducted from account balances	(37)	(36)
Interest credited	1,183	1,106

As at 31 December	57,153	53,688